PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.3%
Municipal Bonds
Alabama 5.6%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	1,500	$1,532,851
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	2,365	2,367,139
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	185	186,339
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	2,000	2,034,490
Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500(cc)	06/01/49	500	523,098
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	115	122,480
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,065,882
Gas Proj., Series F	5.000	12/01/28	600	621,749
Gas Proj., Series F	5.000	12/01/29	1,575	1,651,866
Gas Proj., Series F	5.000	12/01/35	1,000	1,056,717
Gas Proj., Series I	5.000	10/01/33	1,600	1,707,092
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	170,798
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	1,021,953
Series A	5.000	12/01/34	2,000	2,112,792
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	503,825

Energy Southeast A Cooperative Dist. Rev., Series B	5.000	11/01/33	1,000	1,063,725
				18,742,796
Alaska 0.3%
Alaska St., Series A, GO, Rfdg.	5.000	08/01/34	1,000	1,151,658
Arizona 4.2%
Arizona Indl. Dev. Auth. Rev.,
Banner Hlth., Series B, Rfdg. (Mandatory put date 07/01/26)	3.310(cc)	01/01/37	1,235	1,234,677
Equitable Sch. Revolving Fund, Sustainable Bonds, Series A	5.000	11/01/31	1,860	2,022,920
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,510,179

Chandler Indl. Dev. Auth. Rev., Intel Corp. Proj., AMT, Rmkt. (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	2,410	2,434,308
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series D, Rfdg.(hh)	5.000	01/01/33	2,500	2,738,845
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	340	339,998
Legacy Traditional Sch. Proj.	5.000	07/01/28	755	782,036
Reid Traditional Sch. Proj.	4.000	07/01/26	105	105,001

Pinal Cnty. Indl. Dev. Auth. Rev., Whispering Oaks Farm/Suburban Propane 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	1,716	1,823,752
Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	1,275	1,284,879
				14,276,595
Arkansas 0.9%
Arkansas Dev. Fin. Auth. Rev.,
United States Steel Corp. Proj., Series A, AMT (Mandatory put date 03/01/33), 144A	4.000(cc)	09/01/46	1,000	1,002,857
Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	1,945	1,945,884
				2,948,741
California 3.0%
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.120(cc)	02/01/52	1,000	959,378
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	2,000	2,116,882

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California Infrast. & Econ. Dev. Bank Rev., Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500%(cc)	01/01/65	2,000	$1,999,200
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Long Beach Bond Fin. Auth. Rev., Natural Gas, Series B	4.071(cc)	11/15/27	700	699,935
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg.	5.000	07/01/26	580	580,032
Series B, Rfdg.	5.000	07/01/26	175	175,008
Series B, Rfdg.	5.000	07/01/27	250	255,519
Series B, Rfdg.	5.000	07/01/31	1,265	1,384,975
Series C(ee)	4.000	07/01/26	500	500,018
Series D, Rfdg.(ee)	5.000	07/01/26	620	620,040

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series A	5.000	07/01/26	425	425,025
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	60	60,064
South Jersey Trans. Auth. Rev., Southern Transmission Sys. Renewal Proj., Series 1	5.000	07/01/31	250	273,627
				10,052,203
Colorado 3.0%
Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A (Mandatory put date 11/15/29)	5.000(cc)	11/15/59	940	1,006,632
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	540	540,697
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	330	330,400
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/30	1,000	1,075,558
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,105,343
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,103,518

Denver City & Cnty. Hsg. Auth. Rev., 4965 Washington Street Proj., Series A	5.000	06/01/29	2,000	2,079,518
E-470 Pub. Highway Auth. Rev., Series B (Mandatory put date 09/01/28)(hh)	3.130(cc)	09/01/39	1,600	1,598,957
Regl. Trans. Dist. Rev., Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	629,960
University of Colorado Rev., Univ. Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	776,054
				10,246,637
Connecticut 2.2%
Connecticut St. Hr. Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B, AMT	5.000	11/15/30	165	174,178
Chesla Loan Prog., Series B, AMT	5.000	11/15/31	100	106,178
Chesla Loan Prog., Series B, AMT	5.000	11/15/32	175	186,785
Chesla Loan Prog., Series B, AMT	5.000	11/15/33	200	214,570
Chesla Loan Prog., Series B, AMT	5.000	11/15/35	250	269,580
Chesla Loan Prog., Series B, AMT	5.000	11/15/36	100	108,031
Chesla Loan Prog., Series C, Rfdg., AMT	5.000	11/15/31	420	445,938
Chesla Loan Prog., Series C, Rfdg., AMT	5.000	11/15/33	250	268,209
Chesla Loan Prog., Series C, Rfdg., AMT	5.000	11/15/34	260	279,543
Chesla Loan Prog., Series C, Rfdg., AMT	5.000	11/15/35	215	231,838
Chesla Loan Prog., Series C, Rfdg., AMT	5.000	11/15/36	160	172,849
Connecticut St. Spl. Tax Rev.,
Ref-Trans. Infrast. Purposes, Series A, Rfdg.	5.000	07/01/32	1,000	1,121,775
Series B	5.000	10/01/37	1,175	1,219,997

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050%(cc)	09/01/58	1,425	$1,425,756
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	1,200	1,212,562
				7,437,789
Delaware 0.0%
Delaware St. Econ. Dev. Auth. Rev., Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	60	59,935
District of Columbia 1.3%
Dist. of Columbia Rev.,
KIPP Proj., Series B, Rfdg.	5.000	07/01/26	575	575,028
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,585	1,606,741
Proj., Series B, Rfdg.	5.000	07/01/27	220	224,234

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	1,855	1,901,674
				4,307,677
Florida 3.5%
Florida Dev. Fin. Corp. Rev., GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	1,000	1,006,765
Florida Hr. Edl. Facs. Fing. Auth. Rev., Edl. Facs., Ringling Clg. Proj.	5.000	03/01/28	295	298,200
Florida Hsg. Fin. Corp. Rev., Residences at Claude Pepper LLC, Series M (Mandatory put date 06/01/30)	3.100(cc)	12/01/44	1,330	1,316,308
Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,184,916
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	200	201,921
Lee Cnty. Arpt. Rev., Series A-2, AMT (Mandatory put date 10/01/31)	5.000(cc)	10/01/56	1,100	1,179,744
Miami-Dade Cnty. Hsg. Fin. Auth. Rev.,
Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	1,000	999,601
Residences at Palm Court, Series B (Mandatory put date 09/01/28)	2.950(cc)	09/01/29	1,500	1,488,143

Miami-Dade Cnty. Indl. Dev. Auth. Rev., Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	230	229,899
Myrtle Creek Impvt. Dist., Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	185	185,100
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	685	690,366
Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,393,703
Town of Davie Rev., Nova Southeastern. Univ. Proj., Rfdg.	5.000	04/01/37	655	671,825
				11,846,491
Georgia 3.3%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,403,975
Atlanta Urban Residential Fin. Auth. Rev., Garson Drive Proj. (Mandatory put date 07/01/30)	3.050(cc)	01/01/45	1,500	1,500,392
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	570,181

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Main Street Natural Gas, Inc. Rev.,
Gas Supply, Series C (Mandatory put date 11/01/27), 144A	4.000%(cc)	08/01/52	1,500	$1,508,191
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	2,250	2,413,766
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	2,750	2,921,726

Walker Cnty. Dev. Auth. Rev., Gateway at Sunset Street Proj. (Mandatory put date 07/01/29)	3.050(cc)	01/01/44	1,000	1,000,003
				11,318,234
Guam 0.3%
Territory of Guam Rev., Series G, Rfdg.	5.000	01/01/31	1,000	1,067,018
Idaho 0.4%
Idaho Hsg. & Fin. Association Rev., Series A	5.000	08/15/39	1,115	1,238,278
Illinois 6.0%
Chicago,
Series A, GO, Rfdg.(ee)	5.000	01/01/27	3,825	3,846,636
Series A, GO, Rfdg.	5.000	01/01/27	730	734,346

Chicago Board of Edu. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/33	2,160	2,183,134
Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/33	500	512,271
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, AMT, Rfdg.	5.000	01/01/34	500	552,902
Sr. Lien, Series G, AMT	5.000	01/01/37	750	754,627
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000	11/01/30	540	557,501
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	565	574,305
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	265	280,681
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/30	475	510,287
Rush Univ. Sys. Hlth., Series A, Rfdg.	5.000	11/15/32	1,190	1,313,640

Illinois Hsg. Dev. Auth. Rev., Sustainable Bonds, Series H, Rfdg.	5.750	10/01/53	1,165	1,238,269
Illinois St.,
Series B, GO	5.000	05/01/31	1,820	1,977,517
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,187,243

Illinois St. Sales Tax rev., Jr. Oblig., Series B, Rfdg.	5.000	06/15/32	2,000	2,200,521
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,048,514
Sr. Series D	5.000	01/01/35	600	657,235
				20,129,629
Indiana 1.1%
Indiana Fin. Auth. Rev.,
Indiana Univ. Hlth., Series D-3, Rfdg. (Mandatory put date 10/01/33)	5.000(cc)	10/01/59	1,000	1,106,107
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	931,734

Indianapolis Local Pub. Impvt. Bond Bank Rev., Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,510	1,644,929
				3,682,770

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Iowa 1.1%
Guthrie Cnty. Hosp. Rev., Guthrie Cnty. Hosp. Proj. Series A, BANS	4.500%	02/01/29	1,000	$1,010,273
Iowa Finance Authority Rev., Lifespace Cmnty., Series B, Rfdg., Rmkt. (Mandatory put date 05/15/31)	3.950(cc)	05/15/56	1,250	1,248,719
Iowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/32	700	748,938
Sr. Series B, Rfdg., AMT	5.000	12/01/29	550	583,581
				3,591,511
Kansas 0.3%
Maize, Series A, GO	4.000	10/01/27	1,000	999,993
Kentucky 3.5%
Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,580,452
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,160	2,179,867
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	895	955,452
Series B	5.000	12/01/33	1,515	1,557,746
Series C, Rfdg.	5.000	05/01/36	2,000	2,108,934

Kentucky Tpke. Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	600,024
Pikeville Rev., Univ. of Pikeville, Clg. of Dental Med., BANS(hh)	3.800	08/01/28	2,000	2,000,987
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	726,318
				11,709,780
Louisiana 0.3%
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	1,000	1,008,616
Maryland 0.3%
Maryland Comnty. Dev. Admin. Rev., Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300	01/01/29	1,000	1,011,108
Massachusetts 1.5%
Massachusetts Dev. Fin. Agcy. Rev.,
Harvard Univ., Series A, Rfdg.	5.000	07/15/27	905	905,910
Series B, Rfdg.	4.000	02/15/36	1,000	1,079,217
Sr. Issue M, Series B, AMT	5.000	07/01/30	470	501,166

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,039,530
Town of Ware, GO, BANS	4.125	06/01/27	1,500	1,513,565
				5,039,388
Michigan 4.2%
Detroit, Sustainable Bonds, Series A, GO	5.000	04/01/31	535	570,796
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev., Second Lien, Series D (Mandatory put date 07/01/30)	3.450(cc)	07/01/56	2,500	2,508,900
Kalamazoo Econ. Dev. Corp. Rev., Heritage Cmnty. of Kala, Rfdg.	5.000	05/15/32	1,500	1,517,820

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan Fin. Auth. Rev.,
Hosp. Trinity Hlth. Cr. Grp., Rfdg.	5.000%	12/01/34	820	$840,016
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	535,735
Michigan St. Hsg. Dev. Auth. Rev.,
Series A	4.250	12/01/49	1,350	1,365,588
Series C	3.000	06/01/51	2,545	2,525,059

Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,800,304
Wayne Cnty. Arpt. Auth. Rev., Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000	12/01/34	2,250	2,493,685
				14,157,903
Minnesota 0.4%
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,275	1,275,159
Mississippi 1.2%
Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	750	750,122
Wste. PRO USA, Inc., AMT, Rfdg. (Mandatory put date 08/02/27), 144A	4.375(cc)	02/01/48	2,000	2,007,260

Warren Cnty. Rev., Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,288,110
				4,045,492
Missouri 0.3%
Kansas City Ind’l. Dev. Auth. Rev., Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000	03/01/30	1,000	1,045,126
Nebraska 2.3%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,500	1,572,618
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,200	1,280,947

Lancaster Cnty. Sch. Dist. 001, GO, Rfdg.	3.000	01/15/28	1,715	1,715,873
Nebraska Investment Fin. Auth. Rev., Sustainable Bonds, Series A	6.250	03/01/55	3,000	3,349,607
				7,919,045
New Hampshire 2.5%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	996	995,726
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375	12/15/35	1,800	1,799,627
Caldwell Ranch Proj., 144A	4.875	12/01/33	500	499,268
Grand Pines Proj., 144A	5.625	06/01/39	700	704,690
Muni. Cert., Series 1-A	4.125	01/20/34	1,318	1,339,378
Silverado Proj., 144A	5.000	12/01/28	700	700,106
Tamarron Proj., 144A	5.250	12/01/35	1,800	1,799,456
The Wildflower Proj., CABS, 144A	6.089(t)	12/15/33	840	537,037
				8,375,288
New Jersey 5.0%
New Jersey Econ. Dev. Auth. Rev., Series SSS, Rfdg.	5.250	06/15/39	400	448,359

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Edl. Facs. Auth. Rev., Princeton Univ., Series A (Mandatory put date 07/01/31)	5.000%(cc)	07/01/64	1,000	$1,095,761
New Jersey Higher Ed. Student Assistance Auth. Rev., Sr. Series B, AMT	5.000	12/01/28	1,000	1,042,102
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Cap Apprec.Transn. Sys., Series A	3.213(t)	12/15/31	1,000	840,309
Cap Apprec.Transn. Sys., Series C, AG	3.323(t)	12/15/33	2,500	1,955,175
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/29	440	462,878
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	1,000	1,024,703
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	500	520,085
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/32	1,500	1,613,273
Sr. Series 1A, Rfdg., AMT	5.000	12/01/32	1,235	1,331,390

New Jersey Tpke. Auth. Rev., Series A, Rfdg.(hh)	5.000	01/01/33	3,000	3,320,625
New Jersey Trans. Tr. Fd. Auth. Rev., Series A, Rfdg.	5.250	06/15/39	1,000	1,127,480
South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,116,734
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/30	315	327,193
Series A, Rfdg.	5.000	06/01/31	515	533,181
Series A, Rfdg.	5.000	06/01/36	235	241,935
				17,001,183
New Mexico 0.4%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,408,946
New York 8.4%
Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A	5.000	03/15/42	2,425	2,575,558
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,401,404

Long Island Pwr. Auth. Rev., Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,993,829
Metropolitan Trans. Auth. Rev., Series D, Rfdg.	5.000	11/15/32	1,790	1,861,152
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory put date 06/01/29)	2.100(cc)	11/01/46	1,500	1,443,069
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,036,282
Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	285	284,931

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,009,313
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,010,311
Sub. Series A-2	5.000	08/01/38	2,505	2,549,344

New York City Trans. Fin. Auth. Rev., MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,122,542
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	1,000	949,802
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,000	963,152
Orchard Park CCRC, Inc. Oblig. Grp., Temps-70, Series B-2	3.320	11/15/30	1,000	984,254

New York St. Dorm. Auth. Rev., Series A, Rfdg.	5.250	03/15/37	500	523,260
New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,315	1,336,241
New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A (Mandatory put date 11/01/31)	3.570(cc)	05/01/42	2,250	2,250,603

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York St. Hsg. Fin. Agcy. Rev., (cont’d.)
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600%(cc)	11/01/44	1,200	$1,203,720
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/29)	3.600(cc)	11/01/64	1,000	1,004,540
Sustainable Bonds, Series C-2 (Mandatory put date 11/01/30)	3.200(cc)	05/01/66	1,000	1,001,702

Port Auth. of NY & NJ Rev., Consol, Series 197, Rfdg., AMT	5.000	11/15/32	800	805,836
				28,310,845
North Carolina 1.4%
Durham Hsg. Auth. Rev., Page Corners Apts. (Mandatory put date 07/01/28)	3.150(cc)	07/01/59	1,000	1,003,047
Inlivian Rev., Trella Uptown Proj. (Mandatory put date 06/01/27)	3.200(cc)	06/01/43	1,500	1,500,440
North Carolina Hsg. Fin. Agcy. Rev., 1998 Trust Agreement, Series 59-A	6.250	01/01/57	1,615	1,822,481
North Carolina Med. Care Commn. Rev., United Methodist Retmnt. Homes Proj., Temps-50, Series B-3	3.400	10/01/29	380	380,540
				4,706,508
Ohio 2.4%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	385	412,893
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/36	1,500	1,569,487

Columbus Franklin Cnty. Fin. Auth. Rev., Castle Creek Apts. (Mandatory put date 06/01/29)	3.200(cc)	06/01/44	1,100	1,100,421
Cuyahoga Cnty. Rev., MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,205,123
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	479,953
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,017,319
Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	1,000	1,019,686

Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series C, Rmkt. (Mandatory put date 05/01/28)	2.750(cc)	01/01/52	250	248,982
				8,053,864
Oklahoma 0.9%
Oklahoma Dev. Fin. Auth. Rev.,
OU Med. Proj., Series B	5.000	08/15/26	800	801,819
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,134,087

Oklahoma Tpke. Auth. Rev., Sr. Bonds, Series B, Rfdg.	5.000	01/01/32	1,000	1,106,535
				3,042,441
Oregon 1.3%
Albany Hosp. Fac. Auth. Rev., Mennonite Vlg. Proj. Temps 65SM, Series B-2	3.450	11/15/30	1,015	1,012,163
Oregon St., Veteran’S Welfare Bonds, Series 114, GO	6.250	06/01/55	3,160	3,447,749
				4,459,912
Pennsylvania 3.5%
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	1,070	1,072,353

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Commonwealth of Pennsylvania, Second Series, GO	4.000%	09/15/31	1,000	$1,001,213
Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	445	469,127
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	1,250	1,250,167
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,236,828

Pennsylvania Hr. Ed. Assistance Agcy. Rev., Series 1-A, AMT	5.000	06/01/32	2,325	2,479,344
Pennsylvania Hsg. Fin. Agcy. Rev., Sustainable Bonds, Series 141A	5.750	10/01/53	2,125	2,241,372
Pennsylvania Tpke. Commn. Rev., Series A-2	5.000	12/01/36	1,300	1,357,976
Philadelphia Sch. Dist., Series A, GO	5.000	09/01/36	725	748,185
				11,856,565
Puerto Rico 0.5%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	4.167(t)	07/01/33	751	549,482
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Restructured, Series A-1, CABS	3.121(t)	07/01/29	1,416	1,290,246
				1,839,728
Rhode Island 1.3%
Rhode Island Hsg. & Mortgage Fin. Corp. Rev., Homeownership Opportunity Bonds, Series 72-A	3.500	10/01/50	535	534,513
Rhode Island Student Loan Auth. Rev.,
Sr. Bonds, Series A, AMT	5.000	12/01/27	600	614,928
Sr. Prog., Series A, AMT	5.000	12/01/26	500	503,661
Sr. Series A, AMT	5.000	12/01/32	2,200	2,372,663

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/28	240	240,344
				4,266,109
South Carolina 1.0%
Patriots Energy Grp. Fing. Agcy. Rev., Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	941,889
Piedmont Muni. Pwr. Agcy. Rev., Series C, Rfdg.	5.000	01/01/33	995	1,002,284
South Carolina Jobs-Econ. Dev. Auth. Rev., Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	800	801,606
South Carolina Pub. Svc. Auth. Rev., Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	643,869
				3,389,648
South Dakota 0.9%
South Dakota Hlth. & Edl. Facs. Auth. Rev.,
Sanford, Series C-1, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	11/01/52	855	907,357
Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	2,250	2,252,099
				3,159,456

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 2.3%
Knoxville’s Cmnty. Dev. Corp. Rev., Union at Smoky Mountain (Mandatory put date 09/01/29)	3.050%(cc)	07/05/46	1,000	$1,000,452
Metropolitan Government Nashville & Davidson Cnty. Indl. Dev. Board Rev., Trinity Lane Apts. Proj. (Mandatory put date 07/01/29)	3.150(cc)	07/01/44	2,000	1,998,388
Metropolitan Nashville Arpt. Auth. Rev., Series B, AMT	5.250	07/01/34	500	549,791
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	1,820	1,931,479
Tennessee Energy Acq. Corp. Rev., Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	2,300	2,361,535
				7,841,645
Texas 11.8%
Brazos Hr. Edu. Auth., Inc. Rev., Sr. Series 1A, AMT	5.000	04/01/32	485	516,451
Brooks Dev. Auth. Rev., Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	1,890	1,937,802
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/35	1,000	1,127,154
Idea Pub. Sch., Series A	5.000	08/15/30	225	241,055
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,035	1,067,778

Conroe Independent Sch. Dist., GO, PSFG	5.000	02/15/38	1,000	1,128,937
Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,025	1,026,550
Fort Bend Hsg. Fin. Corp. Rev., Park at Fort Bend (Mandatory put date 02/01/30)	3.050(cc)	07/01/44	1,400	1,401,103
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory put date 12/01/26)	5.000(cc)	07/01/49	280	282,571
Memorial Hermann Hlth. Sys., Series C, Rfdg. (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	210,344
Texas Children’s, Rfdg.	2.900(cc)	10/01/41	2,500	2,500,000

Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,750	1,823,877
Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	615	633,086
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,001,383
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.250	07/15/34	1,250	1,347,244

Las Varas Pub. Facs. Corp. Rev., Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	1,045	1,037,812
Lower Colorado River Auth. Rev., LCRA Transmission Svcs. Corp. Proj., Rfdg.	5.000	05/15/42	1,680	1,781,307
Matagorda Cnty. Navigation Dist. No 1 Rev., Houston Lt. & Pwr. Co., Rfdg., Rmkt., AMBAC	5.125	11/01/28	1,550	1,608,656
Mission Econ. Dev. Corp. Rev., Sustainable Bond, Graphic Packaging Intl. LLC Proj. AMT (Mandatory put date 06/01/30)	5.000(cc)	12/01/64	800	826,114
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3, Rfdg.	4.250	10/01/30	1,000	1,004,048
Brazos Presbyterian Homes, Inc. Proj., Rfdg.	5.000	01/01/27	605	609,891
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	664,551

North Texas Hr. Ed. Auth., Inc. Rev., Sr. Series A, AMT	5.000	06/01/31	800	854,548
Plano Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/36	1,000	1,139,747
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,472,614
Jr. Lien, Series A, Rfdg. (Mandatory put date 12/01/31)	3.150(cc)	02/01/55	3,250	3,229,869

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Cr. Grp., Series C-1, Rfdg. (Mandatory put date 11/15/32)	5.000%(cc)	11/15/51	2,000	$2,201,811
Texas Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,200	1,319,060
Texas Dept. of Hsg. & Cmnty. Affairs Rev.,
Pass Through Mortgage Cert., Series A	5.500	07/01/53	985	1,049,026
Sustainable Bonds, Series A	5.500	09/01/52	1,920	2,035,266

Texas Muni. Gas Acq. & Supply Corp. Rev., Sr. Lien, Series D	6.250	12/15/26	360	364,695
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,315,006
Texas St. Univ. Sys. Rev., Series C, Rfdg.(hh)	5.000	03/15/33	1,000	1,102,649
				39,862,005
Utah 2.9%
Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/32	2,000	2,193,966
Series A, AMT	5.000	07/01/28	375	384,486
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,880,745
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	345,542

Utah Housing Corp., Hive on 11th	3.000	08/01/44	1,175	1,175,016
Utah Housing Corp. Rev.,
Flats at Folsom (Mandatory put date 01/01/30)	3.050(cc)	07/01/44	1,200	1,200,632
Liberty Corner (Mandatory put date 09/01/29)	3.000(cc)	09/01/45	1,575	1,562,761
				9,743,148
Virginia 1.0%
Richmond Redevelopment & Hsg. Auth. Rev., Joyfield at German Sch. Road (Mandatory put date 06/01/28)	3.050(cc)	12/01/55	1,300	1,300,898
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	761,522
Temps 50, Lifespire of Virginia, Rfdg.	3.100	12/01/30	1,250	1,250,548
				3,312,968
Washington 0.9%
Seattle Muni. Light & Pwr. Rev., Series B, Rfdg. (Mandatory put date 11/01/26)	2.920(cc)	05/01/45	485	481,487
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	385,962
Washington St. Hsg. Fin. Commn. Rev., Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	820	828,737
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	428,655
Series A, GO, AMT, BAM	5.000	12/01/27	330	339,776
Series A, GO, AMT, BAM	5.000	12/01/28	415	435,353
				2,899,970
West Virginia 0.3%
West Virginia Econ. Dev. Auth. Rev., Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	1,000	1,025,285

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 2.1%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000%	12/15/36	368	$367,387
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000	01/01/55	1,700	1,708,196
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625	06/15/63	2,495	2,501,685
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	900	900,663
Signorelli Proj., 144A	5.375	12/15/32	900	899,888

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	700,000
				7,077,819

Total Long-Term Investments (cost $340,726,011)				341,942,905

	Shares
Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $4,558,420)(wb)	4,558,420	4,558,420

TOTAL INVESTMENTS 102.7% (cost $345,284,431)		346,501,325
Liabilities in excess of other assets (2.7)%		(9,072,708)

Net Assets 100.0%		$337,428,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).